Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Preferred Stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Preferred Stock, shares authorized		1,000,000	1,000,000
Preferred Stock, shares issued
Preferred Stock shares outstanding
Common Stock, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Common Stock, shares authorized	[1]	100,000,000	100,000,000
Common Stock, shares issued	[1]	2,445,364	742,416
Common Stock, shares outstanding	[1]	2,445,364	742,416

[1]	Giving retroactive effect to reverse recapitalization effected on March 11, 2024 and the 1-for-30 reverse stock split effected on November 21, 2024